SUBSIDIARY PUBLIC ISSUERS - Additional Information (Details) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions					3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 05, 2019 USD ($) shares	Feb. 05, 2019 CAD ($) $ / shares shares	Oct. 30, 2018 CAD ($)	Oct. 10, 2017 CAD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Dec. 31, 2018 shares	Sep. 10, 2018 CAD ($)	Apr. 17, 2017 CAD ($)	Feb. 22, 2017 CAD ($)
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares					$ 2	$ 4	$ 4	$ 8
Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount										$ 500
Preferred Unitholders Capital [Member]
Disclosure of information about consolidated structured entities [line items]
Number Of Shares Issued1 | shares							0.0		18.0
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain]
Disclosure of information about consolidated structured entities [line items]
Number Of Shares Issued1 | shares	4.0	4.0
Number of share issued, price per share | $ / shares		$ 25
Quarterly fixed distribution rate	5.85%	5.85%
Share underwriting related cost	$ 2
Share issue related cost	1
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain] | CAD
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares		$ 100
Preferred Unitholders Capital [Member] | BIPIC Series 1 Senior Preferred Shares [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Proceeds from issuing shares	$ 75
Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					4.20%		4.20%
Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					3.30%		3.30%
Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate					3.30%		3.30%
Debt Issuers | Medium-term Notes, Maturing September 11, 2028 [Domain]
Disclosure of information about consolidated structured entities [line items]
Notional amount										$ 500
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Notional amount											$ 400
Debt Issuers | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024
Disclosure of information about consolidated structured entities [line items]
Notional amount												$ 300
Debt Issuers | Medium Term Notes, Maturing October 10, 2017 [Member]
Disclosure of information about consolidated structured entities [line items]
Extinguishment of Debt, Amount				$ 400
Debt Issuers | Medium Term Notes, Public - Canadian - Maturing October 30, 2018
Disclosure of information about consolidated structured entities [line items]
Extinguishment of Debt, Amount			$ 125
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain] | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										4.20%
Debt Issuers | Fixed interest rate | Medium-term Notes, Maturing September 11, 2028 [Domain] | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate										4.70%
Debt Issuers | Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											3.30%
Debt Issuers | Fixed interest rate | Medium Term Notes, Public - Canadian - Maturing February 22, 2024 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate											4.00%
Debt Issuers | Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | CAD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate												3.30%
Debt Issuers | Fixed interest rate | Medium-Term Notes, Public - Canadian - Maturing February 22, 2024 | USD
Disclosure of information about consolidated structured entities [line items]
Borrowings, interest rate												4.10%